Acquisition of Founder Energy Sdn. Bhd. at Discount under Common Control (Tables)	6 Months Ended
Jun. 30, 2025
Acquisition of Founder Energy Sdn. Bhd. at Discount under Common Control [Abstract]
Schedule of Equity Interest

On June 14, 2023, Founder Group Limited acquired 100% equity interests of Founder Energy Sdn. Bhd. from Reservoir Energy Link Berhad and Mr. Lee Seng Chi under common control. The Company accounted the transaction as following:

	RM	Convenience Translation USD
Obligation assumed by the Company	4	1
Book value of Share Capital of Founder Energy Sdn. Bhd.	(1,300,000)	(294,583)
Bargain purchase accounted as merger reserve in equity	1,299,996	294,582